UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                February 14, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13 F Information Table Entry Total:           49

Form 13 F Information Table Value Total: $326,788,767

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13 F Holdings Report
                                December 31, 2007



Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ABX AIR, INC                           COM      00080S101   3,958,000   946,900  SH                              946,900
ADOLOR CORP                            COM      00724X102   1,658,000   360,400  SH                              360,400
ALLIANCE IMAGING INC                   COM      018606202   9,455,000   982,851  SH                              982,851
ALTRIA GROUP INC                       COM      02209S103   9,498,000   125,663  SH                              125,663
AMTRUST FINANCIAL SERVICES INC         COM      032359309     499,000    36,230  SH                               36,230
APPLE, INC                             COM      037833100  10,270,000    51,848  SH                               51,848
ASHLAND INC                            COM      044209104   9,533,000   201,000  SH                              201,000
ASPREVA PHARMACEUTICALS CORP           COM      04538T109   5,200,000   200,000  SH                              200,000
ATLAS AMERICA, INC                     COM      049167109  20,332,000   343,558  SH                              343,558
CAI INTERNATIONAL, INC                 COM      12477X106   5,160,000   490,505  SH                              490,505
CVR ENERGY, INC                        COM      12662P108  10,407,000   417,300  SH                              417,300
COMCAST CORPORATION CL A               COM      20030N101   7,512,000   411,374  SH                              411,374
CONSOL ENERGY INC                      COM      20854P109   4,812,000    67,286  SH                               67,286
CONSTELLATION ENERGY GROUP             COM      210371100   4,765,000    46,477  SH                               46,477
COVAD COMMUNICATIONS GROUP             COM      222814204   6,311,000 7,337,803  SH                            7,337,803
COVANTA HOLDING CORP                   COM      22282E102   3,468,000   125,365  SH                              125,365
CROSS CTRY HEALTHCARE INC              COM      227483104   1,224,000    85,927  SH                               85,927
CYPRESS SEMICONDUCTOR CORP             COM      232806109  22,110,000   613,666  SH                              613,666
DAVITA INC                             COM      23918K108   8,431,000   149,619  SH                              149,619
DOLLAR THRIFTY AUTOMOTIVE GRP          COM      256743105   1,923,000    81,200  SH                               81,200
GEO GROUP INC                          COM      36159R103   2,632,000    94,000  SH                               94,000
GENTEK INC                             COM      37245X203   7,154,000   244,411  SH                              244,411
GOOGLE, INC CL A                       COM      38259P508   2,330,000     3,370  SH                                3,370
HERTZ GLOBAL HOLDINGS, INC             COM      42805T105   4,316,000   271,620  SH                              271,620
HHGREGG INC                            COM      42833L108   5,924,000   430,517  SH                              430,517
INNOPHOS HOLDINGS INC                  COM      45774N108   9,907,000   665,817  SH                              665,817
ITC HOLDINGS CORP                      COM      465685105   8,293,000   146,980  SH                              146,980
KHD HUMBOLDT WEDAG INTL LTD            COM      482462108   1,745,000    58,200  SH                               58,200
MEDASSETS, INC                         COM      584045108  10,600,000   442,781  SH                              442,781
NRG ENERGY, INC                        COM      629377508  10,507,000   242,427  SH                              242,427
P G & E CORPORATION                    COM      69331C108   7,756,000   180,000  SH                              180,000
PAIN THERAPEUTICS INC                  COM      69562K100   4,200,000   396,193  SH                              396,193
PIONEER NATURAL RESOURCES CO           COM      723787107   6,094,000   124,768  SH                              124,768
PORTLAND GENERAL ELECTRIC CO           COM      736508847   5,591,000   201,267  SH                              201,267
QUALCOMM INC                           COM      747525103   4,683,000   119,000  SH                              119,000
RESOURCE AMERICA INC CL A              COM      761195205   5,385,000   367,109  SH                              367,109
SOLERA HOLDINGS INC                    COM      83421A104  18,800,000   758,688  SH                              758,688
SUNPOWER CORPORATION CL A              COM      867652109  18,476,263   141,700  SH    PUT                       141,700
TERNIUM SA SPONSORED                   ADR      880890108   6,584,000   164,159  SH                              164,159
TRINITY INDUSTRIES INC                 COM      896522109   6,826,000   245,900  SH                              245,900
U.S. GLOBAL INVESTORS INC CL A         PUT      902952100   2,905,504   174,400  SH    PUT                       174,400
URS CORPORATION                        COM      903236107   2,409,000    44,339  SH                               44,339
UNITED ONLINE INC                      COM      911268100   4,458,000   377,124  SH                              377,124
WALTER INDS INC                        COM      93317Q105   4,139,000   115,209  SH                              115,209
WILLDAN GROUP INC                      COM      96924N100   1,436,000   208,754  SH                              208,754
ZAPATA CORPORATION                     COM      989070602   1,405,000   191,900  SH                              191,900
CASTLEPOINT HOLDINGS LIMITED           COM      G19522112   1,724,000   143,651  SH                              143,651
TEXTAINER GROUP HOLDINGS LTD           COM      G8766E109   3,152,000   216,900  SH                              216,900
TEEKAY CORPORATION                     COM      Y8564W103  10,831,000   203,555  SH                              203,555